Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Impairment of Goodwill
Reporting Unit	EBS & USBA	CCS	SWMT	FIS	ABC	Total
Balance, August 1, 2018	$-	$-	$-	$-	$-	$-
Transfer from Holdings	853,796					853,796
CCS Acquisition		851,752				851,752
Impairment
December 31, 2018	$853,796	851,752				1,705,548
Transfer from Holdings			1,217,790	1,269,731		2,487,521
ABC transaction					4,949,329	4,949,329
Impairment		(593,790)				(593,790)
Balance December 31, 2019	$853,796	$257,962	$1,217,790	$1,269,731	$4,949,329	$8,548,608

Schedule of Intangible Assets and Weighted-Average Remaining Amortization Period

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of June 30, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.1	$1,052,160	$(200,700)	$961,040
Customer relationships	9.1	3,586,290	(442,465)	3,034,245
Non-competition agreements	4.2	2,651,510	(567,743)	2,083,767
		$7,289,960	$(1,210,908)	$6,079,052

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2018:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	14.0	$48,160	$(1,951)	$46,209
Customer relationships	10.1	448,290	(12,680)	435,610
Non-competition agreements	4.7	130,910	(8,240)	122,670
		$627,360	$(22,871)	$604,489

Schedule of Amortization Expense of Acquired Intangibles Assets

The amortization expense of acquired intangible assets for each of the following five years and thereafter are expected to be as follows:

Years ending June 30,	Amortization Expense
2020 (remaining six months)	$818,364
2021	1,091,343
2022	1,090,620
2023	1,075,827
2024	533,822
Thereafter	1,469,076
Total	$6,079,052

The amortization expense of acquired intangible assets for each of the following five years are expected to be as follows:

Years ending December 31,	Amortization Expense
2020	$1,096,692
2021	1,091,887
2022	1,090,620
2023	1,082,374
2024	710,052
Thereafter	1,561,959
Total	$6,633,584